STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
Stock-based compensation expense included in general and administrative expenses consisted of the following:

	Years Ended December 31,
	2017	2016	2015
PBF Energy options	9,369	11,020	7,528
PBF Energy restricted shares	12,134	7,276	1,690
PBFX Phantom Units	5,345	4,360	4,279
	$26,848	$22,656	$13,497

PBF LLC Series A warrants and options
PBF LLC granted compensatory warrants to employees of the Company in connection with their purchase of Series A units in PBF LLC. The warrants grant the holder the right to purchase PBF LLC Series A Units. One-quarter of the PBF LLC Series A compensatory warrants were exercisable at the date of grant and the remaining three-quarters become exercisable over equal annual installments on each of the first three anniversaries of the grant date subject to acceleration in certain circumstances. They are exercisable for ten years from the date of grant. The remaining warrants became fully exercisable in connection with the IPO of PBF Energy.
In addition, options to purchase PBF LLC Series A units were granted to certain employees, management and directors of PBF Energy. Options vest over equal annual installments on each of the first three anniversaries of the grant date subject to acceleration in certain circumstances. The options are exercisable for ten years from the date of grant.
The Company did not issue PBF LLC Series A Units compensatory warrants or options in 2017, 2016 or 2015.
The following table summarizes activity for PBF LLC Series A compensatory warrants and options for the years ended December 31, 2017, 2016 and 2015:

	Number of PBF LLC Series A Compensatory Warrants and Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Stock Based Compensation, Outstanding at January 1, 2015	801,479	$10.53	6.41
Exercised	(160,700)	10.28	—
Forfeited	—	—	—
Outstanding at December 31, 2015	640,779	$10.59	5.46
Exercised	(27,833)	10.00	—
Forfeited	—	—	—
Outstanding at December 31, 2016	612,946	$10.62	4.47
Exercised	(126,634)	10.17	—
Forfeited	—	—	—
Outstanding at December 31, 2017	486,312	$10.73	3.52
Exercisable and vested at December 31, 2017	486,312	$10.73	3.52
Exercisable and vested at December 31, 2016	612,946	$10.62	4.47
Exercisable and vested at December 31, 2015	940,779	$10.59	5.46
Expected to vest at December 31, 2017	486,312	$10.73	3.52

The total intrinsic value of stock options both outstanding and exercisable at December 31, 2017 was $12,016 and $10,577. The total intrinsic value of stock options exercised during the years ended December 31, 2017, 2016, and 2015 was $2,301, $461, and $3,452, respectively.
There was no unrecognized compensation expense related to PBF LLC Series A warrants and options at December 31, 2017 or 2016.

Prior to 2014, members of management of the Company had also purchased an aggregate of 2,740,718 non-compensatory Series A warrants in PBF LLC with an exercise price of $10.00 per unit, all of which were immediately exercisable. There were no non-compensatory warrants exercised during the year ended December 31, 2017 (0 non-compensatory warrants were exercised at December 31, 2016). At December 31, 2017 and 2016, there were 32,719 non-compensatory warrants outstanding.
PBF LLC Series B Units
PBF LLC Series B Units were issued and allocated to certain members of management during the years ended December 31, 2011 and 2010. One-quarter of the PBF LLC Series B Units vested at the time of grant and the remaining three-quarters vested in equal annual installments on each of the first three anniversaries of the grant date, subject to accelerated vesting upon certain events. The Series B Units fully vested during the year ended December 31, 2013. There was no activity in the Series B units for the years ended December 31, 2017, 2016 or 2015.
PBF Energy options and restricted stock
PBF Energy grants awards of its Class A common stock under the 2012 Equity Incentive Plan which authorizes the granting of various stock and stock-related awards to directors, employees, prospective employees and non-employees. Awards include options to purchase shares of Class A common stock and restricted Class A common stock that vest over a period determined by the plan.
A total of 762,425, 360,820 and 247,720 shares of restricted Class A common stock were granted to certain directors, employees and management of PBF Energy as of December 31, 2017, 2016 and 2015 respectively. The PBF Energy options and restricted Class A common stock vest in equal annual installments on each of the first four anniversaries of the grant date subject to acceleration in certain circumstances. The options are exercisable for ten years from the date of grant.
The following table summarizes activity for PBF Energy restricted stock for the years ended December 31, 2017, 2016 and 2015.

	Number of PBF Energy Restricted Class A Common Stock	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2015	85,288	$31.49
Granted	247,720	30.97
Vested	(38,128)	32.84
Forfeited	—	—
Nonvested at December 31, 2015	294,880	$30.87
Granted	360,820	22.44
Vested	(134,331)	31.43
Forfeited	—	—
Nonvested at December 31, 2016	521,369	$24.89
Granted	762,425	25.86
Vested	(172,978)	24.99
Forfeited	(15,100)	24.18
Nonvested at December 31, 2017	1,095,716	$25.56
The estimated fair value of PBF Energy options granted during the years ended December 31, 2017, 2016 and 2015 was determined using the Black-Scholes pricing model with the following weighted average assumptions:

	December 31, 2017	December 31, 2016	December 31, 2015
Expected life (in years)	6.25	6.25	6.25
Expected volatility	39.5%	39.7%	38.4%
Dividend yield	4.58%	4.73%	3.96%
Risk-free rate of return	2.09%	1.42%	1.58%
Exercise price	$26.52	$26.18	$30.28

The following table summarizes activity for PBF Energy options for the years ended December 31, 2017, 2016 and 2015.

	Number of PBF Energy Class A Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Stock-based awards, outstanding at January 1, 2015	2,401,875	$25.97	8.67
Granted	1,899,500	30.28	10.00
Exercised	(30,000.00)	25.79	—
Forfeited	(15,000)	26.38	—
Outstanding at December 31, 2015	4,256,375	$27.89	8.32
Granted	1,792,000	26.18	10.00
Exercised	(11,250)	25.86	—
Forfeited	(66,500)	28.74	—
Outstanding at December 31, 2016	5,970,625	$27.37	8.02
Granted	1,638,075	26.52	10.00
Exercised	(462,500)	25.65	—
Forfeited	(263,425)	27.71	—
Outstanding at December 31, 2017	6,882,775	$27.27	7.82
Exercisable and vested at December 31, 2017	2,958,875	$27.58	6.77
Exercisable and vested at December 31, 2016	2,271,375	$27.23	7.21
Exercisable and vested at December 31, 2015	1,136,250	$26.22	7.61
Expected to vest at December 31, 2017	6,882,775	$27.27	7.82

The total estimated fair value of PBF Energy options granted in 2017 and 2016 was $10,913 and $11,346 and the weighted average per unit fair value was $6.66 and $6.33. The total intrinsic value of stock options outstanding and exercisable at December 31, 2017, was $56,656 and $23,655, respectively. The total intrinsic value of stock options outstanding and exercisable at December 31, 2016, was $11,676 and $3,914, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2017 and 2016 was $2,365 and $5, respectively.
Unrecognized compensation expense related to PBF Energy options at December 31, 2017 was $21,809, which will be recognized from 2017 through 2020.
PBFX Phantom Units
PBF GP’s board of directors adopted the PBF Logistics LP 2014 Long-Term Incentive Plan (the “PBFX LTIP”) in connection with the completion of the PBFX Offering. The PBFX LTIP is for the benefit of employees, consultants, service providers and non-employee directors of the general partner and its affiliates.
In the years ended December 31, 2017, 2016 and 2015, PBFX issued phantom unit awards under the PBFX LTIP to certain directors, officers and employees of our general partner or its affiliates as compensation. The fair value of each phantom unit on the grant date is equal to the market price of PBFX’s common unit on that date. The estimated fair value of PBFX’s phantom units is amortized over the vesting period of four years, using the straight-line method. Total unrecognized compensation cost related to PBFX’s nonvested phantom units totaled $6,662 and $5,855 as of December 31, 2017 and 2016, respectively, which is expected to be recognized over a weighted-average period of four years. The fair value of nonvested service phantom units outstanding as of December 31, 2017 and 2016, totaled $13,845 and $12,693, respectively.
A summary of PBFX’s unit award activity for the years ended December 31, 2017, 2016 and 2015 is set forth below:

	Number of Phantom Units	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2015	275,522	$26.56
Granted	266,360	23.92
Vested	(137,007)	25.83
Forfeited	(1,500)	26.74
Nonvested at December 31, 2015	403,375	$25.06
Granted	284,854	19.95
Vested	(116,349)	25.24
Forfeited	(7,000)	23.20
Nonvested at December 31, 2016	564,880	$22.47
Granted	319,940	20.97
Vested	(217,171)	23.15
Forfeited	(24,875)	21.23
Nonvested at December 31, 2017	642,774	$21.54

The PBFX LTIP provides for the issuance of distribution equivalent rights (“DERs”) in connection with phantom unit awards. A DER entitles the participant, upon vesting of the related phantom units, to a mandatory cash payments equal to the product of the number of vested phantom unit awards and the cash distribution per common unit paid by PBFX to its common unitholders. Cash payments made in connection with DERs are charged to partners’ equity, accrued and paid upon vesting.